Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

Note 14 – Segment Information

Operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, distributing, and transporting natural gas. Revenues are generated from the distribution and transportation of natural gas. The construction services segment is primarily engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems, and providing industrial construction solutions. Over 99% of the total Company’s long-lived assets are in the United States.

The accounting policies of the reported segments are the same as those described within Note 1 – Summary of Significant Accounting Policies. Centuri accounts for the services provided to Southwest at contractual prices at contract inception. Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2016	December 31, 2015
Accounts receivable for Centuri services	$10,585	$10,006

The following table presents the amount of revenues for both segments by geographic area (thousands of dollars):

	December 31, 2016	December 31, 2015	December 31, 2014
Revenues (a)
United States	$2,256,600	$2,289,133	$2,069,513
Canada	203,890	174,492	52,194

Total	$2,460,490	$2,463,625	$2,121,707

(a)	Revenues are attributed to countries based on the location of customers.

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2016 is as follows (thousands of dollars):

2016	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,321,412	$1,040,957		$2,362,369
Intersegment sales	—	98,121		98,121

Total	$1,321,412	$1,139,078		$2,460,490

Interest revenue	$1,848	$1		$1,849

Interest expense	$66,997	$6,663		$73,660

Depreciation and amortization	$233,463	$55,669		$289,132

Income tax expense	$58,584	$19,884		$78,468

Segment net income	$119,423	$32,618		$152,041

Segment assets	$5,001,756	$579,370		$5,581,126

Capital expenditures	$457,120	$72,411		$529,531

2015	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,454,639	$904,870		$2,359,509
Intersegment sales	—	104,116		104,116

Total	$1,454,639	$1,008,986		$2,463,625

Interest revenue	$1,754	$419		$2,173

Interest expense	$64,095	$7,784		$71,879

Depreciation and amortization	$213,455	$56,656		$270,111

Income tax expense	$61,355	$18,547		$79,902

Segment net income	$111,625	$26,692		$138,317

Segment assets	$4,822,845	$535,840		$5,358,685

Capital expenditures	$438,289	$49,711		$488,000

2014	Gas Operations	Construction Services	Adjustments (a)	Total
Revenues from unaffiliated customers	$1,382,087	$647,432		$2,029,519
Intersegment sales	—	92,188		92,188

Total	$1,382,087	$739,620		$2,121,707

Interest revenue	$2,596	$6		$2,602

Interest expense	$68,299	$3,770		$72,069

Depreciation and amortization	$204,144	$48,883		$253,027

Income tax expense	$63,597	$14,776		$78,373

Segment net income	$116,872	$24,254		$141,126

Segment assets	$4,652,307	$566,589	$(10,599)	$5,208,297

Capital expenditures	$350,025	$46,873		$396,898

(a)

Construction services segment assets included two liabilities that were netted against gas operations segment assets during consolidation in 2014. They are: Income taxes payable of $3.3 million, netted against income taxes receivable, net and deferred income taxes of $1.4 million, netted against deferred income taxes, net. Construction services segment assets exclude a long-term deferred tax benefit of $1.4 million, which was netted against gas operations segment deferred income taxes and investment tax credits, net during consolidation. Gas operations segment assets include a deferred income tax liability of $4.5 million, which was netted against a construction services segment asset for deferred income taxes, net during consolidation.